-------------------------
                                                       OMB APPROVAL
                                                       OMB Number: 3235-0578
                                                       -------------------------
                                                       Expires: April 30, 2010

                                                       Estimated average burden
                                                       hours per response: 10.5
                                                       -------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-08291
                                   ---------------------------------------------

                             ISI Strategy Fund, Inc.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 40 West 57th Street, 18th Floor         New York, New York            10019
--------------------------------------------------------------------------------
        (Address of principal executive offices)                     (Zip code)

                           R. Alan Medaugh, President

ISI, Inc.    40 West 57th Street, 18th Floor    New York, New York     10019
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 446-5600
                                                     ---------------------------

Date of fiscal year end:        October 31, 2008
                          ------------------------------------

Date of reporting period:       January 31, 2008
                          ------------------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SECURITY                                                  SHARES    MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.95%
CONSUMER DISCRETIONARY - 5.71%
  Amazon.com, Inc.*                                        6,000    $    466,200
  Bed Bath & Beyond, Inc.*                                   200           6,448
  Best Buy Co., Inc.                                         456          22,257
  Charter Communications, Inc.*                           19,000          22,230
  Copart, Inc.*                                            5,000         204,400
  DIRECTV Group, Inc. (The)*                              10,000         225,800
  DreamWorks Animation SKG*                                3,439          84,084
  drugstore.com, Inc.*                                     5,000          14,150
  Eastman Kodak Co.                                        5,000          99,650
  Expedia, Inc.*                                           2,543          58,540
  Gemstar-TV Guide International, Inc.*                   15,000          64,650
  Genuine Parts Co.                                        1,450          63,698
  Getty Images, Inc.*                                     10,000         250,000
  Harman International Industries, Inc.                    5,000         232,850
  Herman Miller, Inc.                                      5,000         158,900
  IAC/InterActiveCorp*                                     9,600         249,024
  Interpublic Group of Companies, Inc.*                    1,900          16,967
  Johnson Controls, Inc.                                   7,560         267,397
  Marvel Entertainment, Inc.*                              5,000         141,000
  McDonald's Corp.                                        10,000         535,500
  McGraw-Hill Companies, Inc.                                600          25,656
  New York Times Co. - Class A                            10,000         167,400
  News Corp. - Class A                                       604          11,416
  NexCen Brands, Inc.*                                     5,000          21,200
  Office Depot, Inc.*                                        100           1,483
  Sears Holdings Corp.*                                    6,200         685,038
  Syntax-Brillian Corp.*                                   5,000          11,800
  Target Corp.                                             1,198          66,585
  Whirlpool Corp.                                            600          51,066
                                                                    ------------
                                                                       4,225,389
                                                                    ------------
CONSUMER STAPLES - 6.24%
  Altria Group, Inc.                                      12,171         922,805
  Avon Products, Inc.                                      5,000         175,100
  Bunge, Ltd.                                              4,276         506,578
  Burger King Holdings, Inc.                               5,000         131,750
  Coca-Cola Co.                                            5,000         295,850
  Costco Wholesale Corp.                                   2,860         194,308
  Hansen Natural Corp.*                                    5,000         192,800
  Hormel Foods Corp.                                      10,000         387,400
  McCormick & Co. - Non-Voting Shares                      5,000         168,600
  Pepsico, Inc.                                            1,284          87,556
  Procter & Gamble Co.                                    10,644         701,972
  Sally Beauty Holdings, Inc.                             15,000         122,400
  Sara Lee Corp.                                             300           4,218
  Wal-Mart Stores, Inc.                                   14,266         725,854
                                                                    ------------
                                                                       4,617,191
                                                                    ------------

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SECURITY                                                  SHARES    MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.95% (CONTINUED)
ENERGY - 11.12%
  Chevron Corp.                                            9,328    $    788,216
  ConocoPhillips                                           8,650         694,768
  Exterran Holdings, Inc.*                                 1,000          65,240
  Exxon Mobil Corp.                                       26,424       2,283,034
  Halliburton Co.                                          5,000         165,850
  Hess Corp.                                               3,439         312,364
  Kinder Morgan Management, LLC*                           5,087         274,680
  Marathon Oil Corp.                                       9,000         421,650
  Mariner Energy, Inc.*                                       94           2,356
  National Oilwell Varco, Inc.*                           10,000         602,300
  Newfield Exploration Co.*                                5,000         249,400
  Plains Exploration & Production Co.*                    10,000         486,400
  Superior Energy Services, Inc.*                         10,000         400,900
  Transocean, Inc.*                                        4,757         583,208
  Williams Companies, Inc.                                28,100         898,357
                                                                    ------------
                                                                       8,228,723
                                                                    ------------
FINANCIALS - 13.29%
  Aon Corp.                                               17,000         739,840
  Bank of New York Mellon Corp. (The)                        842          39,262
  Bear Stearns Cos.                                          220          19,866
  Blackrock, Inc. Class A                                  2,240         495,264
  Boston Properties, Inc.                                  5,100         468,792
  Charles Schwab Corp.                                    14,100         314,430
  Citigroup, Inc.                                         12,702         358,450
  CME Group, Inc.                                            800         495,120
  Commerce Bancorp, Inc.                                   4,540         173,020
  Discover Financial Services, LLC                         6,240         109,200
  E*TRADE Financial Corp.*                                   600           2,982
  Goldman Sachs Group, Inc.                                5,000       1,003,850
  Heartland Payment Systems, Inc.                          3,000          72,840
  Knight Capital Group, Inc.*                              5,000          83,750
  Lehman Brothers Holdings, Inc.                          10,800         693,036
  Liberty Media Corp. Series-A                               379          40,788
  Loews Corp.                                             13,000         606,970
  Marsh & McLennan Companies, Inc.                        26,363         727,619
  Merrill Lynch & Co.                                      6,120         345,168
  MetLife, Inc.                                           10,000         589,700
  Moody's Corp.                                            6,974         244,020
  PICO Holdings, Inc.*                                     5,000         165,550
  PMI Group, Inc.                                          1,200          11,400
  ProLogis                                                 5,000         296,750
  Prudential Financial, Inc.                               5,000         421,850
  Public Storage, Inc.                                     5,186         405,805
  Radian Group, Inc.                                         200           1,828
  Regions Financial Corp.                                    546          13,781
  SEI Investments Co.                                      6,400         177,280
  State Street Corp.                                       5,300         435,236
  Torchmark Corp.                                            200          12,212
  Travelers Cos., Inc. (The)                                 100           4,810
  US Bancorp                                               2,473          83,958
  UnionBanCal Corp.                                        3,582         175,733
  Zions Bancorp.                                             100           5,474
                                                                    ------------
                                                                       9,835,634
                                                                    ------------

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SECURITY                                                  SHARES    MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.95% (CONTINUED)
HEALTH CARE -12.66%
  Abbott Laboratories                                      4,335    $    244,061
  Aetna, Inc.                                              5,400         287,604
  Allergan, Inc.                                             420          28,220
  Amerisourcebergen Corp.                                 10,000         466,500
  Amgen, Inc.*                                             7,300         340,107
  Baxter International, Inc.                                 500          30,370
  Beckman Coulter, Inc.                                      100           6,650
  Bristol-Myers Squibb Co.                                 2,247          52,108
  CIGNA Corp.                                              8,046         395,541
  Covance, Inc.*                                           5,000         415,800
  CV Therapeutics, Inc.*                                   5,000          41,900
  Eli Lilly & Co.                                          2,396         123,442
  Express Scripts, Inc.*                                   5,000         337,450
  Forest Laboratories, Inc.*                              10,000         397,700
  Genentech, Inc.*                                         6,324         443,882
  Genzyme Corp.*                                           5,000         390,650
  Health Net, Inc.*                                       10,000         464,900
  Indevus Pharmaceuticals, Inc.*                           5,000          31,850
  Invitrogen Corp.*                                        5,000         428,350
  Javelin Pharmaceuticals, Inc.*                           5,000          18,400
  Johnson & Johnson                                       12,606         797,455
  Landauer, Inc.                                             700          33,320
  McKesson Corp.                                           4,700         295,113
  Medtronic, Inc.                                          2,670         124,342
  OSI Pharmaceuticals, Inc.*                               5,000         199,400
  PerkinElmer, Inc.                                        1,000          24,890
  Pfizer, Inc.                                            56,763       1,327,686
  Schering-Plough Corp.                                    4,500          88,065
  Sepracor, Inc.*                                          5,000         141,200
  Sirona Dental Systems, Inc.*                             5,000         138,150
  Unitedhealth Group, Inc.                                 6,548         332,900
  WellPoint, Inc.*                                        10,000         782,000
  Wyeth                                                    3,630         144,474
                                                                    ------------
                                                                       9,374,480
                                                                    ------------
INDUSTRIALS - 7.35%
  3M Co.                                                   2,400         191,160
  AGCO Corp.*                                              5,800         349,276
  Entegris, Inc.*                                          1,444          11,119
  Flow International Corp.*                                5,000          46,600
  General Electric Co.                                    25,234         893,536
  Goodrich Corp.                                           1,100          68,805
  Hewitt Associates, Inc. - A*                             2,940         109,280
  Honeywell International, Inc.                            3,500         206,745
  Illinois Tool Works, Inc.                                1,138          57,355
  International Rectifier Corp.*                           1,000          27,830
  Joy Global, Inc.                                         5,000         315,250
  Layne Christensen Co..*                                  5,000         184,500
  Manitowoc Company, Inc.                                 14,000         533,680
  Northrop Grumman Corp.                                  10,000         793,600
  Rockwell Automation, Inc.                                3,439         196,092
  Spirit AeroSystems Holdings, Inc.*                      15,000         414,300
  Textron, Inc.                                            9,600         538,080
  Timken Co.                                               9,300         281,139
  United Technologies Corp.                                3,000         220,230
                                                                    ------------
                                                                       5,438,577
                                                                    ------------

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SECURITY                                                  SHARES    MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.95% (CONTINUED)
INFORMATION TECHNOLOGY - 12.58%
  Agilent Technologies, Inc.*                              5,105    $    173,110
  Akamai Technologies, Inc.*                               5,000         151,000
  Apple, Inc.*                                             5,848         791,585
  Broadcom Corp.- Class A*                                 6,950         153,456
  Cisco Systems, Inc.*                                    40,857       1,000,996
  Computer Sciences Corp.*                                10,000         423,200
  eBay, Inc.*                                              2,840          76,368
  Electronic Arts, Inc*                                   10,000         473,700
  eSpeed, Inc.*                                            1,544          18,065
  Fidelity National Information Services, Inc.               279          11,844
  Google, Inc.*                                            2,200       1,241,460
  Hewlett-Packard Co.                                     10,000         437,500
  Integrated Device Technology, Inc.*                     10,000          74,500
  Intel Corp.                                              3,674          77,889
  International Business Machines Corp.                   13,422       1,440,717
  Juniper Networks, Inc.*                                  1,795          48,734
  LSI Logic Corp.*                                        15,000          78,300
  MEMC Electronic Materials, Inc.*                         5,000         357,300
  Microsoft Corp.                                         30,146         982,760
  MIPS Technologies, Inc.*                                 3,000          13,350
  Move, Inc.*                                             20,000          48,000
  NCR Corp.*                                              10,000         214,800
  Skyworks Solutions, Inc.*                                7,900          63,595
  Stamps.com, Inc.*                                        5,000          52,800
  Sun Microsystems, Inc.*                                  2,190          38,325
  Synopsys, Inc.*                                            630          13,873
  Teradata Corp.*                                         10,000         238,200
  Teradyne, Inc.*                                          5,000          54,850
  Texas Instruments, Inc.                                 10,000         309,300
  VeriSign, Inc.*                                          1,400          47,488
  Volterra Semiconductor Corp.*                            3,000          27,540
  Yahoo! Inc.*                                             9,481         181,846
                                                                    ------------
                                                                       9,316,451
                                                                    ------------
MATERIALS - 4.49%
  AK Steel Holding Corp.                                  30,448       1,454,805
  Ashland, Inc.                                           10,000         455,300
  FMC Corp.                                                2,700         143,532
  International Flavors & Fragrance, Inc.                 11,500         490,015
  Newmont Mining Corp.                                     5,000         271,700
  Owens-Illinois, Inc.*                                    9,500         478,800
  Symyx Technologies, Inc.*                                5,000          32,800
                                                                    ------------
                                                                       3,326,952
                                                                    ------------
TELECOMMUNICATIONS SERVICES - 3.92%
  Alaska Communications Systems Group, Inc.                2,449          34,384
  AT&T, Inc.                                              31,439       1,210,087
  FiberTower Corp.*                                        5,000           8,950
  Qwest Communications International, Inc.                 9,900          58,212
  Verizon Communications, Inc.                            40,888       1,588,090
                                                                    ------------
                                                                       2,865,339
                                                                    ------------

ISI STRATEGY FUND, INC.

SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)

SECURITY                                                  SHARES    MARKET VALUE
--------------------------------------------------------------------------------
COMMON STOCK - 79.95% (CONTINUED)
UTILITIES - 2.59%
  Alleghany Energy, Inc.*                                  7,200    $    394,488
  American Electric Power                                  5,345         228,926
  CMS Energy Corp.                                         4,060          63,620
  Dominion Resources, Inc./VA                              6,800         292,400
  Energen Corp.                                            5,000         314,500
  Exelon Corp.                                             6,711         511,311
  Integrys Energy Group                                      287          13,954
  PPL Corp.                                                  186           9,099
  Reliant Energy, Inc.*                                    4,417          93,950
                                                                    ------------
                                                                       1,922,248
                                                                    ------------
TOTAL COMMON STOCK (COST $50,937,500)                               $ 59,150,984
                                                                    ------------

                                       INTEREST     MATURITY      PRINCIPAL        MARKET
              SECURITY                   RATE         DATE        AMOUNT ($)        VALUE
--------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS - 13.83%
  U.S. Treasury Bills                   4.070%(1)   03/20/08        700,000     $    698,381
  U.S. Treasury Bills                   4.030%(1)   05/01/08      2,500,000        2,488,125
  U.S. Treasury Bonds                   6.000%      02/15/26      1,000,000        1,209,297
  U.S. Treasury Bonds                   6.750%      08/15/26      3,050,000        3,987,161
  U.S. Treasury Bonds                   6.375%      08/15/27        200,000          252,859
  U.S. Treasury Bonds                   5.000%      05/15/37        500,000          553,946
  U.S. Treasury Notes                   3.875%      10/31/12      1,000,000        1,047,891
                                                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS (COST $9,667,329)                               $ 10,237,660
                                                                                ------------

REPURCHASE AGREEMENT - 5.92%
JPMORGAN CHASE, N.A.
Dated 1/31/08, 1.500%, principal and interest
in the amount of $4,384,183 due 2/1/08,
collaterized by U.S. Treasury Inflation-
Protection Bond, par value of $2,930,000 due
1/15/18 and by U.S. Treasury Strips, par value
of $2,380,000 due 5/15/19 with a combined value
of $4,473,025                                          4,384,000    $  4,384,000
(COST $4,384,000)                                                   ------------

TOTAL INVESTMENTS - 99.70%
(COST $64,988,829)                                                  $ 73,772,644

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.30%                            222,278
                                                                    ------------

NET ASSETS - 100.00%                                                $ 73,994,922
                                                                    ============

1     Annualized yield at time of purchase, not a coupon rate.

*     Non-income producing

See accompanying notes to the schedule of investments.

ISI STRATEGY FUND, INC.
NOTES TO SCHEDULE OF INVESTMENTS
JANUARY 31, 2008 (UNAUDITED)
================================================================================

1.    SECURITIES VALUATION

Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued each business day using the last reported sales price or the NASDAQ Official Closing Price ("NOCP") provided by independent pricing services as of the close of trading on the New York Stock Exchange (normally 4:00 p.m. Eastern time). In the absence of a sale price or NOCP, such securities are valued at the mean of the last bid and the last asked prices. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the last bid and the last asked prices. Money market instruments that mature in 60 days or less may be valued at amortized cost unless the Fund's investment advisor believes another valuation is more appropriate.

When valuing securities for which market quotations are not readily available or for which the market quotations that are readily available are considered unreliable, the Fund determines a fair value in good faith under procedures established by and under the general supervision of the Fund's Board of Directors (the "Board"). The Fund may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and an event is likely to affect the Fund's net asset value per share. Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid (i.e., securities that cannot be disposed of within seven days at approximately the price at which the security is currently priced by the Fund).

If a fair value is required, the investment advisor or the sub-advisor determines the value of the security until the Board meets to establish the fair value of the security.

As of January 31, 2008, there were no fair valued securities.

2.    INVESTMENT TRANSACTIONS

Investment transactions are accounted for on trade date. Gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of January 31, 2008:

            Tax cost of portfolio investments          $ 65,051,421
                                                       ============

            Gross unrealized appreciation              $ 12,398,185
            Gross unrealized depreciation                (3,676,922)
                                                       ------------

            Net unrealized appreciation                $  8,721,223
                                                       ============

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ISI Strategy Fund, Inc.
             ------------------------------------------------------

By (Signature and Title)*          /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                   R. Alan Medaugh, President

Date         March 26, 2008
      -----------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*          /s/ R. Alan Medaugh
                           -----------------------------------------------------
                                   R. Alan Medaugh, President

Date          March 26, 2008
      -----------------------------

By (Signature and Title)*          /s/ Mark J. Seger
                           -----------------------------------------------------
                                   Mark J. Seger, Treasurer

Date         March 26, 2008
      -----------------------------

* Print the name and title of each signing officer under his or her signature.